UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

CL-LM Residential Holdings 1, LLC1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________ to _________

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

CL-LM Residential Holdings 1, LLC
(Exact name of securitizer as specified in its charter)

Central Index Key Number of securitizer:	0002140341
Central Index Key Number of issuing entity (if applicable):	Not applicable
Central Index Key Number of underwriter (if applicable):	Not applicable

Lauren Sullivan; (917) 229-5327
Name and telephone number, including area code, of the person to contact in connection with this filing.

1CL-LM Residential Holdings 1, LLC as securitizer, is filing this Form ABS-15G in respect of issuances of asset- backed securities by the following issuer (under Rule 144A of the Securities Act of 1933, as amended from time to time): Castlelake Residential Mortgage Trust 2026-RTL1

PART II - FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: August 10, 2026

CL-LM Residential Holdings 1, LLC

By:	/s/ Kelli Sallemi
Name:	Kelli Sallemi
Title:	Vice President

EXHIBIT INDEX

Exhibit Number

Exhibit 99.1	Consolidated Analytics, Inc. (“Consolidated Analytics”) Due Diligence Narrative

Exhibit 99.2	Consolidated Analytics Due Diligence Standard Report

Exhibit 99.3	Consolidated Analytics Rating Agency Grades

Exhibit 99.4	Consolidated Analytics Valuation Summary Report

Exhibit 99.5	Consolidated Analytics Supplemental Report

Exhibit 99.6	Consolidated Analytics Data Compare Report